Cover	Jan. 14, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2022
Entity File Number	001-39855
Entity Registrant Name	VectoIQ Acquisition Corp. II
Entity Central Index Key	0001823884
Entity Tax Identification Number	85-2482699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1354 Flagler Drive
Entity Address, City or Town	Mamaroneck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10543
City Area Code	212
Local Phone Number	883-4330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	VTIQU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	VTIQ
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	VTIQW
Security Exchange Name	NASDAQ